Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Aug. 03, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Oct. 02, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Aug. 03, 2015
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 31,022	$ 28,189	$ 27,030	$ 23,300	$ 25,397	$ 22,981	$ 22,373	$ 21,155	$ 22,472	$ 22,385	$ 24,375	$ 24,774	$ 23,565	$ 22,337	$ 19,771	$ 17,335		$ 17,271	$ 15,301	$ 16,862	$ 15,801	$ 15,426	$ 15,170	$ 13,857	$ 13,821	$ 14,285	$ 13,367	$ 14,186	$ 12,875		$ 12,290	$ 11,801	$ 11,222	$ 10,414	$ 10,591	$ 10,008	$ 9,349	$ 9,965	$ 10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 31,022	28,189	27,030	23,300	25,397	22,981	22,373	21,155	22,472	22,385	24,375	24,774	23,565	22,337	19,771	17,335		17,271	15,301	16,862	15,801	15,426	15,170	13,857	13,821	14,285	13,367	14,186	12,875		$ 12,290	$ 11,801	$ 11,222	$ 10,414	$ 10,591	$ 10,008	$ 9,349	$ 9,965	$ 10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 24,561	22,319	21,401	18,448	20,108	18,195	17,714	16,749	17,792	17,723	19,299	19,615	18,658	17,686	15,653	13,725		13,674	12,115	13,351	12,510	12,214	12,011	10,972	10,943	11,310	10,583	11,232	10,194	$ 10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 24,561	22,319	21,401	18,448	20,108	18,195	17,714	16,749	17,792	17,723	19,299	19,615	18,658	17,686	15,653	13,725		13,674	12,115	13,351	12,510	12,214	12,011	10,972	10,943	11,310	10,583	11,232	10,194	10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 17,833	16,205	15,539	13,395	14,600	13,211	12,861	12,161	12,918	12,868	14,012	14,242	13,547	12,841	11,365	9,965	$ 10,000
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 17,833	16,205	15,539	13,395	14,600	13,211	12,861	12,161	12,918	12,868	14,012	14,242	13,547	12,841	11,365	9,965	10,000
FTSE 3-Month U.S. T-Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. T-Bill Index
Account Value	$ 11,592	11,434	11,281	11,125	10,972	10,830	10,707	10,601	10,539	10,516	10,510	10,509	10,508	10,507	10,506	10,503		10,500	10,493	10,458	10,414	10,359	10,296	10,235	10,175	10,123	10,076	10,038	10,008	10,000
FTSE 3-Month U.S. T-Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. T-Bill Index
Account Value	$ 11,592	11,434	11,281	11,125	10,972	10,830	10,707	10,601	10,539	10,516	10,510	10,509	10,508	10,507	10,506	10,503		$ 10,500	$ 10,493	$ 10,458	$ 10,414	$ 10,359	$ 10,296	$ 10,235	$ 10,175	$ 10,123	$ 10,076	$ 10,038	$ 10,008	$ 10,000
FTSE 3-Month U.S. T-Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. T-Bill Index
Account Value	$ 11,040	10,889	10,744	10,595	10,449	10,314	10,197	10,096	10,037	10,015	10,010	10,008	10,007	10,007	10,005	10,003	10,000
FTSE 3-Month U.S. T-Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE 3-Month U.S. T-Bill Index
Account Value	$ 11,040	$ 10,889	$ 10,744	$ 10,595	$ 10,449	$ 10,314	$ 10,197	$ 10,096	$ 10,037	$ 10,015	$ 10,010	$ 10,008	$ 10,007	$ 10,007	$ 10,005	$ 10,003	$ 10,000